Value-added taxes receivable (Predecessor [Member])	12 Months Ended
Dec. 31, 2011
Predecessor [Member]
Value Added Taxes Receivable [Text Block]

Note 4 – Value-added taxes receivable

At December 31, 2011, the Company has $86,189 receivable from Tax Authorities for value added tax.

In April 2012, the Company filed for and received a refund of this tax amount from the government of Albania.